Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

April 15, 2016

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549
Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 669 to the Trust’s Registration Statement for the purpose of adding one new series: the Muzinich Low Duration Fund (the “Fund”).
Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will become automatically effective 75 days from the date of this filing.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.
If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.
Sincerely,
Elaine E. Richards, Esq.
President and Secretary of the Trust